Income Taxes (Details Narrative) (10-K) - USD ($)		12 Months Ended
	Dec. 22, 2017	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Line Items]
Increase in income tax benefit			$ 414,000
Decrease in net deferred tax liabilities			$ 414,000
Operating loss carryforwards expiration period			beginning in 2031 through 2036
Operating loss carryovers begin expire term			5 years
Outstanding liability description		It was determined that there is a $0 outstanding liability associated with this based on overall negative undistributed earnings (accumulated deficit) in the consolidated foreign group.
Change in Valuation Allowance		$ 684,629	$ (3,188,148)
Incurred taxvable income		100,000
Tax Cuts and Jobs Act [Member]
Income Tax Disclosure [Line Items]
U.S.corporate income tax percentage	21.00%
Tax description	the U.S. corporate income tax rate from 35 percent to 21 percent for tax
U.S. Federal and State [Member]
Income Tax Disclosure [Line Items]
Operating loss carryovers		41,266,000	38,590,000
Foreign [Member] | South Africa [Member]
Income Tax Disclosure [Line Items]
Foreign operating loss carryovers net		$ 2,330,000	$ 2,360,000